PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2018
Provision for onerous contracts [Abstract]
Disclosure of detailed information about provision for onerous contract [Text Block]
	2018	2017
	US$’000	US$’000

Provision for losses on investment in joint ventures (i)	765	-
Provision for onerous contracts (ii)	813	1,270
	1,578	1,270

(i)	The joint venture, Island Bulk Carriers, incurred losses during the 2018 year. The Group has raised a provision of US$765,000 (2017: US$ Nil) being the Group’s share of these losses.

(ii)
Provision for onerous contracts represents the present value of the future charter payments that the Group is presently obligated to make under non-cancellable onerous operating charter agreements and contracts of affreightment, less charter revenue expected to be earned on the charter. The estimate may vary as a result of changes to ship running costs and charter and freight revenue. The rate used to discount the future charter payments is 8.33% (2017: 7.55%).

Disclosure of detailed information about analysis of provision for onerous contract Text block [Text Block]
Analysis of provision for onerous contracts:
At beginning of the year	1,270	8,697
Released to profit or loss	(457)	(7,427)
At the end of the financial year	813	1,270